Financial Debt - Secured Term Loan Facility - Additional Information (Detail) - USD ($)	Dec. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2014	Sep. 29, 2014	Dec. 19, 2013	Jan. 13, 2011
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes		$ 2,955,300,000	$ 2,850,400,000	$ 2,884,800,000
Streamer Financing [Member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes		$ 600,000
Credit facility authorized amount					$ 6,300,000	$ 12,500,000	$ 25,000,000
Annual rate	3.60%
Loan reimbursed period	5 years
45 Term Loan Facility Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit facility authorized amount								$ 45,000,000